Segment Information (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
The following tables set forth, for the periods indicated, departmental revenues for our Reportable Segments:

	Year Ended December 31, 2017
(In thousands)	Gaming Revenue	Food & Beverage Revenue	Room Revenue	Other Revenue	Total Revenue
Revenues
Las Vegas Locals	$563,785	$154,451	$98,406	$51,735	$868,377
Downtown Las Vegas	133,072	54,451	24,623	32,295	244,441
Midwest and South	1,043,411	137,477	63,766	43,347	1,288,001
Total Revenues	$1,740,268	$346,379	$186,795	$127,377	$2,400,819

	Year Ended December 31, 2016
(In thousands)	Gaming Revenue	Food & Beverage Revenue	Room Revenue	Other Revenue	Total Revenue
Revenues
Las Vegas Locals	$422,375	$108,541	$82,566	$41,533	$655,015
Downtown Las Vegas	133,165	52,849	20,209	30,347	236,570
Midwest and South	1,054,853	141,315	66,616	44,890	1,307,674
Total Revenues	$1,610,393	$302,705	$169,391	$116,770	$2,199,259

	Year Ended December 31, 2015
(In thousands)	Gaming Revenue	Food & Beverage Revenue	Room Revenue	Other Revenue	Total Revenue
Revenues
Las Vegas Locals	$395,108	$103,353	$75,282	$42,827	$616,570
Downtown Las Vegas	131,871	52,105	19,856	29,445	233,277
Midwest and South	1,104,198	148,328	67,110	45,348	1,364,984
Total Revenues	$1,631,177	$303,786	$162,248	$117,620	$2,214,831

Reconciliation of Revenue and Adjusted EBITDA from Segments to Consolidated

	Year Ended December 31, 2017
(In thousands)	Gaming Revenue	Food & Beverage Revenue	Room Revenue	Other Revenue	Total Revenue
Revenues
Las Vegas Locals	$563,785	$154,451	$98,406	$51,735	$868,377
Downtown Las Vegas	133,072	54,451	24,623	32,295	244,441
Midwest and South	1,043,411	137,477	63,766	43,347	1,288,001
Total Revenues	$1,740,268	$346,379	$186,795	$127,377	$2,400,819

	Year Ended December 31, 2016
(In thousands)	Gaming Revenue	Food & Beverage Revenue	Room Revenue	Other Revenue	Total Revenue
Revenues
Las Vegas Locals	$422,375	$108,541	$82,566	$41,533	$655,015
Downtown Las Vegas	133,165	52,849	20,209	30,347	236,570
Midwest and South	1,054,853	141,315	66,616	44,890	1,307,674
Total Revenues	$1,610,393	$302,705	$169,391	$116,770	$2,199,259

	Year Ended December 31, 2015
(In thousands)	Gaming Revenue	Food & Beverage Revenue	Room Revenue	Other Revenue	Total Revenue
Revenues
Las Vegas Locals	$395,108	$103,353	$75,282	$42,827	$616,570
Downtown Las Vegas	131,871	52,105	19,856	29,445	233,277
Midwest and South	1,104,198	148,328	67,110	45,348	1,364,984
Total Revenues	$1,631,177	$303,786	$162,248	$117,620	$2,214,831

The following table reconciles, for the periods indicated, Total Reportable Segment Adjusted EBITDA to operating income, as reported in our accompanying consolidated statements of operations:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Adjusted EBITDA
Las Vegas Locals	$249,906	$176,066	$157,269
Downtown Las Vegas	54,613	52,341	49,214
Midwest and South	364,458	367,579	381,467
Total Reportable Segment Adjusted EBITDA	668,977	595,986	587,950
Corporate expense	(73,046)	(59,875)	(60,177)
Adjusted EBITDA	595,931	536,111	527,773

Other operating costs and expenses
Deferred rent	1,267	3,266	3,428
Depreciation and amortization	217,522	196,226	207,118
Project development, preopening and writedowns	14,454	22,107	6,907
Share-based compensation expense	17,413	15,518	19,264
Impairments of assets	(426)	38,302	18,565
Other operating charges, net	1,900	284	907
Total other operating costs and expenses	252,130	275,703	256,189
Operating income	$343,801	$260,408	$271,584

Reconciliation of Assets from Segment to Consolidated
The Company's total assets, by Reportable Segment, consisted of the following amounts:

	December 31,
(In thousands)	2017	2016
Assets
Las Vegas Locals	$1,792,119	$1,785,858
Downtown Las Vegas	170,574	157,319
Midwest and South	2,496,957	2,556,307
Total Reportable Segment assets	4,459,650	4,499,484
Corporate	226,280	171,267
Total assets	$4,685,930	$4,670,751

Capital Expenditures by Reportable Segment
The Company's capital expenditures by Reportable Segment, consisted of the following:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Capital Expenditures:
Las Vegas Locals	$59,382	$42,069	$41,772
Downtown Las Vegas	21,705	28,431	13,000
Midwest and South	37,657	73,255	60,887
Total Reportable Segment Capital Expenditures	118,744	143,755	115,659
Corporate	71,673	16,672	12,646
Total Capital Expenditures	190,417	160,427	128,305
Change in Accrued Property Additions	47	(69)	2,865
Cash-Based Capital Expenditures	$190,464	$160,358	$131,170